Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income from continuing operations	$ 6,623	$ 6,074	$ 5,200
Net income from discontinued operations	0	35	290
Net income	6,623	6,109	5,490
Foreign currency translation adjustments
Foreign currency translation adjustments arising during period	(1,302)	(523)	556
Reclassification adjustments for loss (gain) on sale of an investment in a foreign entity recognized in net income	7	25	(100)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	(1,295)	(498)	456
Change in pension and post-retirement benefit plans
Net actuarial (loss) gain arising during the period	(4,362)	3,987	(1,542)
Prior service (cost) credit arising during period	(5)	(225)	211
Other	121	50	(3)
Less: amortization of actuarial loss, prior service cost, and transition obligation	416	906	689
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	(3,830)	4,718	(645)
Tax (expense) benefit	1,388	(1,735)	205
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	(2,442)	2,983	(440)
Unrealized gain (loss) on available-for-sale securities
Unrealized holding gain arising during period	35	332	91
Less: reclassification adjustments for gain included in Other income, net	(20)	(91)	(123)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	15	241	(32)
Tax (expense) benefit	(3)	(90)	13
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	12	151	(19)
Change in unrealized cash flow hedging
Unrealized cash flow hedging (loss) gain arising during period	(263)	(134)	88
Loss (gain) reclassified into Product sales	96	25	(31)
Gain reclassified into Other income, net	0	(2)	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent	(167)	(111)	57
Tax benefit (expense)	37	29	(4)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(130)	(82)	53
Other comprehensive income (loss), net of tax	(3,855)	2,554	50
Comprehensive income	2,768	8,663	5,540
Less: Comprehensive income attributable to noncontrolling interest	(329)	(374)	(368)
Comprehensive income atrributable to common shareowners	$ 2,439	$ 8,289	$ 5,172